Share-Based Compensation - RSU and PSU Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Restricted Share Units (RSU)
Number of RSUs
Outstanding at beginning of period (in shares) | shares	3,211,430	847,430
Granted (in shares) | shares	2,426,183	3,416,545
Forfeited (in shares) | shares	(390,769)	(314,158)
Exercised (in shares) | shares	(1,093,061)	(738,387)
Outstanding at end of period (in shares) | shares	4,153,783	3,211,430
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 54.39	$ 39.59
Granted (in USD per share) | $ / shares	62.94	57.09
Forfeited (in USD per share) | $ / shares	55.28	55.36
Exercised (in USD per share) | $ / shares	55.35	49.51
Outstanding at end of period (in USD per share) | $ / shares	$ 58.87	$ 54.39
Performance Share Units (PSU)
Number of RSUs
Outstanding at beginning of period (in shares) | shares	537,195	0
Granted (in shares) | shares	875,646	571,277
Forfeited (in shares) | shares	(220,422)	(34,082)
Outstanding at end of period (in shares) | shares	1,192,419	537,195
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 70.91	$ 0
Granted (in USD per share) | $ / shares	69.73	70.85
Forfeited (in USD per share) | $ / shares	69.90	70.91
Outstanding at end of period (in USD per share) | $ / shares	$ 69.96	$ 70.91